SEMI-ANNUAL REPORT

June 30, 2002                           ING VP EMERGING MARKETS FUND, INC.


[PHOTO]


                                                             [LION LOGO]
                                                              ING FUNDS
                                                    (formerly the Pilgrim Funds)

                                TABLE OF CONTENTS
--------------------------------------------------------------------------------

            President's Letter ...............................     1
            Portfolio Managers' Report .......................     2
            Index Descriptions ...............................     4
            Statement of Assets and Liabilities ..............     5
            Statement of Operations ..........................     6
            Statements of Changes in Net Assets ..............     7
            Financial Highlights .............................     8
            Notes to Financial Statements ....................     9
            Portfolio of Investments .........................    12
            Shareholder Meeting Information ..................    15
            Director/Trustee and Officer Information .........    16

                               PRESIDENT'S LETTER
--------------------------------------------------------------------------------

Dear Shareholder:

We are pleased to present the June 30, 2002 Semi-Annual Report for the ING VP Emerging Markets Fund, Inc. (formerly, Pilgrim Emerging Markets Fund, Inc.).

There have been some very important changes that have occurred over the past several months regarding the ING Funds. I would like to take this opportunity to share them with you.

As you may recall, in September 2000, ING Group acquired ReliaStar Financial Corp., the parent company of the adviser to the Pilgrim Funds. In December 2000, ING Group acquired the financial services of Aetna Inc., including Aeltus Investment Management, Inc., adviser to Aetna Series Fund, Inc. and the Aetna Variable Portfolios.

ING Group has embarked upon a plan to integrate some of the operations of its various affiliated mutual fund groups. Effective March 1, 2002, ING Group merged the operations of the Aetna Series Fund and the Aetna Variable Portfolios into the Pilgrim Funds and renamed the entire fund complex, ING Funds.

In addition to the changes noted above, individual product name changes have also occurred within the ING Funds family. These changes are part of ING Group's evolving corporate strategy to create one master brand. The ING Funds family now offers more than 100 open- and closed-end funds and variable products with a wide range of investment objectives and styles.

At ING Funds, we are dedicated to providing core investments for the serious investors. Our goal is to understand and anticipate your needs and objectives, and manage our products accordingly. We greatly appreciate your continued investment in the ING Funds.


Sincerely,

/s/ James M. Hennessy

James M. Hennessy
President
ING Funds Services, LLC
July 15, 2002

ING VP EMERGING MARKETS FUND, INC.                    Portfolio Managers' Report
--------------------------------------------------------------------------------

Portfolio Management Team: Richard Saler and Philip Schwartz, Senior Vice Presidents; Jan-Wim Derks, Eric Anderson and Bratin Sanyal, Vice Presidents, ING Investments, LLC.

Goal: The ING VP Emerging Markets Fund (the "Fund", formerly Pilgrim Emerging Markets Fund) seeks long-term growth of capital by investing primarily in equity securities of companies in at least three Emerging Market countries.

Market Overview: Emerging market equities rallied strongly early in the year only to give up most of the gains in May and June. In the first quarter, strong earnings prospects together with attractive valuations drove markets higher. However, most of the gains were erased in May and June due to increasing uncertainty over the strength of the global recovery, the weakening U.S. dollar and the continued slide in global technology and telecoms shares.

Over the six-month period ended June 30, 2002, the International Finance Corporation (IFC) Emerging Market Composite Index rose 4.0% while the S&P 500 Index fell 13.2% and the NASDAQ Composite Index slid 24.8%. Emerging markets have now outperformed developed markets over the last three years by 13%.

Asia was the best performing region within the emerging markets rising 10.1% driven by Korea, Malaysia and Thailand which were up 23%, 14%, and 35%, respectively. Asian markets are highly geared to a recovery in the global economy and are typically early cycle movers. As signals of an economic recovery began to appear late last year these markets began to perform strongly.

In spite of the debilitating devaluation and default in Argentina in January, Latin American markets performed well in the first quarter rising 9.1%. However, rising political uncertainty in Brazil and the sudden fall in the U.S. dollar hit the main markets of Brazil and Mexico hard. During the second quarter Brazil fell by 24% and Mexico by 20%. For the six-month period the Latin American markets fell by 14%. Concern over the debt situation in Brazil may continue to weigh on the market until uncertainty surrounding the October presidential election dissipates. In Mexico, we view the recent weakness as temporary and a buying opportunity.

The performance of the EMEA (Europe, Middle East and Africa) markets was mixed with Russia, Czech Republic and South Africa performing very well and Turkey and Israel doing poorly. The Russian market rose 39% over the period led by the energy sector. The South African market, which struggled late in 2001 and early this year as concerns over election volatility in neighboring Zimbabwe, rebounded by 29.4%. Turkey continues to suffer from political uncertainty and stubbornly high interest rates while Israel has been hurt by the ongoing crisis.

Performance: Over the six-month period ended June 30, 2002, the Fund returned 1.42% compared to a return of 2.07% for the MSCI Emerging Markets Free (EMF) Index.

Portfolio Specifics: Over the period we gradually reduced our exposure to non-emerging stocks from 12% to zero as the case for continued outperformance of emerging markets relative to developed markets strengthened. Emerging markets tend to perform very well in the early stages of an economic cycle and therefore we positioned accordingly.

Within emerging markets we remained overweight in Asia for most of the period, as it is the region most geared to the economic recovery. Korea performed very well and one of our top bets in the Korean market Samsung Electronics rose 30% over the period. Telecom stocks across the asset class continued to disappoint and overweight positions in Korea Telecom and SK Telecom offset strong gains in the Korean Technology and consumer durable sectors.

We moved from an underweight to overweight position in Latin America early in the year as Mexico began to benefit from the U.S. economic recovery and as Brazil began to de-couple from the crisis in Argentina. However, as political volatility began to accelerate in Brazil we reduced positions. Although the Mexican market has been weak we have maintained positions, as we believe the convergence story with the U.S. will continue to strengthen. We divested our only holding in Argentina late last year prior to the devaluation and remain on the sidelines for now.

In EMEA, we continued to run an overweight position in Russia and we remained underweight in South Africa. Russia continues to power ahead led by the oil stocks which have experienced a tremendous re-rating based on reduced country risk, improved corporate governance and an attractive

Portfolio Managers' Report                    ING VP EMERGING MARKETS FUND, INC.
--------------------------------------------------------------------------------

outlook for production growth and oil prices. One of our largest bets in the Russian oil sector is Yukos, which rallied 82% over the period. In South Africa, we were somewhat surprised by the strong turnaround in the currency and believe the rally has run its course. We plan to remain underweight.

Market Outlook: With the global economic cycle gradually turning more positive and with commodity prices finally beginning to lift off of depressed levels, we are increasingly constructive on the emerging markets asset class. Given the positive global economic backdrop, we expect a strong earnings recovery in 2002 continuing into 2003. We also expect some multiple expansion as valuations remain at a deep discount to developed markets. Significant improvement in corporate governance is one of the variables that should drive valuation multiple convergence. Our strategy is to focus on countries where economic growth appears to be rebounding and on companies with improving cash flows, solid balance sheets and attractive valuations. We are currently finding the best opportunities in Korea, Malaysia, Thailand, Indonesia, Mexico, Russia and Hungary. We are cautious on Brazil, South Africa, Israel and the smaller markets in Latin America.

                                    Average Annual Total Returns for the Periods
                                                Ended June 30, 2002
                                    --------------------------------------------
                                                               Since Inception
                                       1 Year      5 Year          3/30/94
                                       ------      ------          -------
     ING VP Emerging Markets Fund      -3.45%      -7.42%          -2.46%
     MSCI EMF Index                     1.31%      -8.40%          -3.00%(1)
     MSCI EAFE Index                   -9.22%      -1.26%           3.17%(1)

Based on a $10,000 initial investment, the table above illustrates the total return of ING VP Emerging Markets Fund against the MSCI EMF Index and MSCI EAFE Index. The Indices have an inherent performance advantage over the Fund since they have no cash in their portfolio, impose no sales charges and incur no operating expenses. An investor cannot invest directly in an index. The Fund's performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract or life insurance policy. Total returns would have been lower if such expenses or charges were included.

Performance table does not reflect the deduction of taxes that a shareholder will pay on fund distributions or the redemption of fund shares.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost.

This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers' views are subject to change at any time based on market and other conditions.

Portfolio holdings are subject to change daily.

(1)  Since inception performance for the index is shown from 4/1/94.

Principal Risk Factor(s): International investing does pose special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic. Risks of foreign investing are generally intensified for investments in emerging markets.

                 See accompanying index descriptions on page 4.

                               INDEX DESCRIPTIONS
--------------------------------------------------------------------------------

The MSCI (EAFE) Index is an unmanaged index which consists of more than 1,400 securities in the U.S., Europe, Canada, Australia, New Zealand and the Far East. It is a generally accepted index for major overseas markets.

The MSCI Emerging Markets Free (EMF) Index is an unmanaged index which is comprised of companies representative of the market structure of 22 emerging countries in Europe, Latin America and the Pacific Rim Basin.

The S&P 500 Index is a widely recognized index of 500 common stocks.

The NASDAQ Composite Index is a broad-based capitalization-weighted index of all NASDAQ National Market and SmallCap stocks.

                An investor cannot invest directly in an index.

       STATEMENT OF ASSETS AND LIABILITIES as of June 30, 2002 (Unaudited)
--------------------------------------------------------------------------------


ASSETS:
Investments in securities, at value*                                            $  17,814,470
Foreign currencies at value**                                                         347,432
Receivables:
 Investment securities sold                                                           228,250
 Fund shares sold                                                                     316,687
 Dividends and interest                                                                66,229
Other Investments (Note 6)                                                          1,087,725
Prepaid expenses                                                                           50
                                                                                -------------
  Total assets                                                                     19,860,843
                                                                                -------------
LIABILITIES:
Payable for investment securities purchased                                            89,059
Payable for fund shares redeemed                                                      679,101
Payable for securities loaned                                                       1,087,725
Payable to affiliates                                                                  14,951
Payable to custodian                                                                  153,278
Other accrued expenses and liabilities                                                144,613
                                                                                -------------
  Total liabilities                                                                 2,168,727
                                                                                -------------
NET ASSETS (equivalent to $5.00 per share on 3,537,818 shares outstanding)      $  17,692,116
                                                                                =============
NET ASSETS WERE COMPRISED OF:
Paid-in capital-shares of beneficial interest at $0.001 par value
 (1,000,000,000) shares authorized                                              $  28,663,945
Accumulated net investment income                                                      29,985
Accumulated net realized loss on investments and foreign currencies               (11,566,346)
Net unrealized appreciation of investments and foreign currencies                     564,532
                                                                                -------------
NET ASSETS                                                                      $  17,692,116
                                                                                =============
* Cost of securities                                                            $  17,249,929
** Cost of foreign currencies                                                   $     347,006

                 See Accompanying Notes to Financial Statements

                       STATEMENT OF OPERATIONS (Unaudited)
--------------------------------------------------------------------------------

                                                                     Six Months
                                                                       Ended
                                                                   June 30, 2002
                                                                   -------------
INVESTMENT INCOME:
Dividends (net of foreign taxes)*                                    $ 209,813
Interest                                                                 5,309
Securities loaned income                                                   369
                                                                     ---------
  Total investment income                                              215,491
                                                                     ---------
EXPENSES:
Investment management fees                                              80,678
Custodian and fund accounting expenses                                  60,123
Printing and postage expenses                                           10,371
Administrative and service fees                                          9,492
Miscellaneous expenses                                                     839
Transfer agent fees                                                      2,977
Professional fees                                                       13,674
Trustees fees                                                            7,352
                                                                     ---------
  Total expenses                                                       185,506
                                                                     ---------
Net investment income                                                   29,985
                                                                     ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
 FOREIGN CURRENCIES:
Net realized loss on investments                                      (159,210)
Net realized loss on foreign currencies                                 (5,488)
Net change in unrealized appreciation of investments and foreign
 currencies                                                            313,585
                                                                     ---------
 Net realized and unrealized gain on investments and foreign
  currencies                                                           148,887
                                                                     ---------
Net increase in net assets resulting from operations                 $ 178,872
                                                                     =========
* Foreign taxes                                                      $  23,591

                 See Accompanying Notes to Financial Statements

                 STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)
--------------------------------------------------------------------------------

                                                              Six Months           Year
                                                                Ended             Ended
                                                            June 30, 2002    December 31, 2001
                                                            -------------    -----------------
FROM OPERATIONS:
Net investment income                                        $     29,985      $     56,316
Net realized loss on investments and foreign currencies          (164,698)      (12,715,407)
Net change in unrealized appreciation of investments and
 foreign currencies                                               313,585        10,390,920
                                                             ------------      ------------
Net increase (decrease) in net assets resulting
 from operations                                                  178,872        (2,268,171)
                                                             ------------      ------------
DISTRIBUTIONS TO SHAREHOLDERS:
Net realized gains on investments                                      --        (4,052,637)
                                                             ------------      ------------
Net decrease in net assets resulting from distributions to
 shareholders                                                          --        (4,052,637)
                                                             ------------      ------------
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares                               25,369,251        24,986,450
Shares resulting from dividend reinvestments                           --         4,052,637
Cost of shares redeemed                                       (24,617,180)      (27,936,132)
                                                             ------------      ------------
Net increase in net assets resulting from capital share
 transactions                                                     752,071         1,102,955
                                                             ------------      ------------
Net increase (decrease) in net assets                             930,943        (5,217,853)
NET ASSETS:
Beginning of period                                            16,761,173        21,979,026
                                                             ------------      ------------
End of period                                                $ 17,692,116      $ 16,761,173
                                                             ============      ============
Undistributed net investment income at end of period         $     29,985      $         --
                                                             ============      ============

                 See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS ING VP EMERGING MARKETS FUND, INC. (UNAUDITED)
--------------------------------------------------------------------------------

                                                        Six Months
                                                          Ended                       Year Ended December 31,
                                                         June 30,      --------------------------------------------------------
                                                           2002        2001       2000(1)        1999         1998         1997
                                                           ----        ----       -------        ----         ----         ----
Per Share Operating Performance:
 Net asset value, beginning of period              $       4.93        7.63        12.81         5.67         8.91        10.11
 Income (loss) from investment operations:
 Net investment income (loss)                      $       0.01        0.02        (0.07)       (0.02)        0.06         0.03
 Net realized and unrealized gain (loss) on
 investments and foreign currencies                $       0.06       (1.15)       (5.11)        7.20        (2.64)       (1.22)
 Total income (loss) from investment operations    $       0.07       (1.13)       (5.18)        7.18        (2.58)       (1.19)
 Less distributions from:
 Net investment income                             $         --          --           --         0.04         0.04         0.01
 Net realized gains on investments                 $         --        1.57           --           --         0.62           --
 Total distributions                               $         --        1.57           --         0.04         0.66         0.01
 Net asset value, end of period                    $       5.00        4.93         7.63        12.81         5.67         8.91
 Total Return(2)                                   %       1.42      (10.42)      (40.44)      127.14       (27.95)      (11.81)

Ratios and Supplemental Data:
 Net assets, end of period (000's)                 $     17,692      16,761       21,979       38,803       15,391       24,052
 Ratio to average net assets:
 Net expenses after expense reimbursement(3)(4)    %       1.95        1.85         1.74         1.70         2.08         1.84
 Gross expenses prior to expense reimbursement(4)  %       1.95        1.85         1.74         1.70         2.08         1.91
 Net investment income (loss) after expense
 reimbursement(3)(4)                               %       0.32        0.30        (0.51)       (0.25)        0.84         0.26
 Portfolio turnover rate                           %        136         113          255          183          121          158

----------
(1) Effective July 26, 2000, ING Investments, LLC, became the Investment Manager of the Fund.
(2) Total return is calculated assuming reinvestment of all dividend and capital gain distributions at net asset value. Total return for less than one year is not annualized.
(3) The Investment Manager has agreed to limit expenses, excluding interest, taxes, brokerage and extraordinary expenses subject to possible reimbursement to ING Investment, LLC within three years.
(4)  Annualized for periods less than one year.

                 See Accompanying Notes to Financial Statements

          NOTES TO FINANCIAL STATEMENTS as of June 30, 2002 (Unaudited)
--------------------------------------------------------------------------------

NOTE 1 -- ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ING VP Emerging Markets Fund, Inc. ( the "Fund", formerly Pilgrim Emerging Markets Fund, Inc.) is an open-end, diversified management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek long-term growth of capital primarily through investment in equity securities of companies domiciled in, or doing business in, emerging countries and emerging markets. With the exception of shares held in connection with initial capital of the Fund, shares of the Fund are currently being offered only to participating insurance companies for allocation to certain of their separate accounts established for the purpose of funding variable annuity contracts and variable life insurance policies issued by the participating insurance companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

Investments. Securities transactions are accounted for on a trade date basis. Securities traded on a recognized stock exchange are valued at the last sales price reported by the exchange on which the securities are traded. If no sales price is recorded, the mean between the last bid and asked prices is used. Securities traded on the over-the-counter market are valued at the mean between the last current bid and asked prices. Short-term securities having a maturity of 60 days or less at the date of acquisition are stated at amortized cost, which approximates market value. Securities for which market quotations are not readily available and other assets are valued by management in good faith under the direction of the Fund's Board of Directors. Realized gains and losses from investment transactions are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is accrued as earned. Premium amortization and discount accretion are determined using the effective yield method.

Federal Income Taxes. It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to "regulated investment companies" and to distribute all of its taxable income to its shareholders. Therefore, no provision for Federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income and net realized capital gains, the Fund intends not to be subject to any federal excise tax.

Capital loss carryforwards available for Federal income tax purposes as of December 31, 2001 were $11,200,682, and are scheduled to expire during 2009. To the extent any future capital gains are offset by those loss carryforwards, such gains may not be distributed to shareholders.

Use of Estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Foreign Currency Transactions. Assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at current exchange rates. Purchases and sales of investments, as well as income and expense items denominated in a foreign currency, are translated at the rates of exchange prevailing on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from translation gains or losses due to changes in exchange rates and realized gains and losses on the settlement of foreign currency denominated receivables and payables. Realized gains and losses from the sale of foreign currencies as well as the settlement of forward foreign exchange contracts are separately disclosed in the statement of operations. The Fund may enter into forward foreign exchange contracts in order to hedge against foreign currency risk in the purchase or sale of securities denominated in foreign currency. The Fund may also enter into such contracts to hedge against changes in foreign currency exchange rates on portfolio positions. These contracts are marked to market daily, by recognizing the difference between the contract exchange rate and the current market rate as unrealized gains or losses.

The Fund authorizes its custodian to place and maintain equity securities in a segregated account of the Fund having a value equal to the aggregate

--------------------------------------------------------------------------------

amount of the Fund's commitments under forward foreign currency contracts entered into with respect to position hedges. The Fund did not have any open forward foreign currency contracts at June 30, 2002.

Distributions Dividends from net investment income and net realized capital gains are normally declared and paid annually, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

NOTE 2 -- INVESTMENT ADVISER AND ADMINISTRATOR

The Fund pays an investment advisory fee to ING Investments, LLC (formerly ING Pilgrim Investments, LLC) at an annual rate of 0.85% of the Fund's average daily net assets. ING Investments, LLC has voluntarily agreed to limit the total expenses of the Fund (excluding interest, taxes, brokerage commissions and extraordinary expenses but including management fees and operating expenses) to an annual rate of 2.50% of the Fund's average daily net assets. No reimbursement was required for the six-month period ended June 30, 2002.

Effective July 26, 2000, ING Funds Serivces, LLC (the "Administrator") (formerly ING Pilgrim Group, LLC) began serving as Administrator to the Fund. The Fund pays the Administrator a fee calculated at an annual rate of 0.10% of the Fund's average daily net assets.

At June 30, 2002, the Fund had the following amounts recorded in payable to affiliates on the accompanying Statements of Assets and Liabilities:

           Accrued                  Accrued
          Advisory               Adminstrative
            Fee                       Fee                     Total
          --------                  -------                  -------
          $ 13,377                  $ 1,574                  $14,951

NOTE 3 -- CAPITAL SHARE TRANSACTIONS

Transactions in capital shares and dollars, were as follows:

                  Six Months Ended June 30, 2002   Year Ended December 31, 2001
                  ------------------------------   ----------------------------
                     Shares            Amount          Shares         Amount
                  ------------      ------------   ------------    ------------
Shares sold          4,728,200      $ 25,369,251      4,393,384    $ 24,986,450
Shares reinvested           --                --      1,000,629       4,052,637
Shares redeemed     (4,589,329)      (24,617,180)    (4,873,885)    (27,936,132)
                  ------------      ------------   ------------    ------------
Net increase           138,871      $    752,071        520,128    $  1,102,955
                  ============      ============   ============    ============

NOTE 4 -- PURCHASES AND SALES OF INVESTMENT SECURITIES

The aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) for the six months ended June 30, 2002 were $26,276,371 and $24,620,471, respectively.

NOTE 5 -- INVESTMENT AND CONCENTRATION RISKS

The Fund's investments in foreign securities may involve risks not present in domestic investments. Since foreign securities may be denominated in a foreign currency and involve settlement and pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

In addition to the risks described above, risks may arise from forward foreign currency contracts as a result of the potential inability of counterparties to meet the terms of their contracts.

NOTE 6 -- SECURITIES LENDING

Under an agreement with Brown Brothers Harriman ("BBH"), the Fund can lend its securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash, U.S. Government securities or irrevocable performance letters of credit issued by banks approved by the Fund. The collateral must be in an amount equal to at least 105%of the market value of non-U.S. securities loaned and 102%

--------------------------------------------------------------------------------

of the market value of U.S.securities loaned. The cash collateral received is invested in Brown Brothers Investment Trust. A portion of the income generated by the investment of the collateral, net of any rebates paid by BBH to borrowers, is remitted to BBH as lending agent, and the remainder is paid to the Fund. Generally, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There would be a potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral. At June 30, 2002, the Fund had securities on loan with total market value of $1,042,794.

ING VP
Emerging
Markets
Fund, Inc.
            PORTFOLIO OF INVESTMENTS as of June 30, 2002 (Unaudited)
--------------------------------------------------------------------------------
Shares                                                                 Value
--------------------------------------------------------------------------------
COMMON STOCK: 89.96%
                       BRAZIL: 1.44%
     3,850             Banco Bradesco SA ADR                       $     76,038
     6,900      A      Cia Siderurgica Nacional SA ADR                  109,296
    13,775             Souza Cruz SA                                     71,139
                                                                   ------------
                       Total Brazil                                     256,473
                                                                   ------------
                       CHINA: 1.75%
     1,000             Beijing Capital Intl. Airport Co. Ltd.               241
   500,000             Beijing North Star Co.                            89,105
   270,000             Huaneng Power Intl., Inc.                        221,546
                                                                   ------------
                       Total China                                      310,892
                                                                   ------------
                       CZECHOSLOVAKIA: 0.77%
     8,000             Komercni Banka AS GDR                            136,800
                                                                   ------------
                       Total Czechoslovakia                             136,800
                                                                   ------------
                       HONG KONG: 5.55%
   177,000      @      China Mobile Hong Kong Ltd.                      523,074
   117,000             CNOOC Ltd.                                       156,755
   377,000             Cosco Pacific Ltd.                               302,093
                                                                   ------------
                       Total Hong Kong                                  981,922
                                                                   ------------
                       HUNGARY: 1.26%
    14,000             OTP Bank Rt. GDR                                 224,000
                                                                   ------------
                       Total Hungary                                    224,000
                                                                   ------------
                       INDIA: 3.61%
    23,900             Larsen & Toubro Ltd. GDR                         172,080
    12,000             Ranbaxy Laboratories Ltd. GDR                    234,000
    14,200     #,@     Reliance Industries Ltd. GDR                     168,980
     6,000      A      Satyam Computer Services Ltd. ADR                 62,820
                                                                   ------------
                       Total India                                      637,880
                                                                   ------------
                       INDONESIA: 2.57%
   202,000      @      Astra Intl. Tbk PT                                98,531
   205,000             HM Sampoerna Tbk PT                               96,465
   250,000             Ramayana Lestari Sentosa Tbk PT                  119,792
   325,000             Telekomunikasi Indonesia Tbk PT                  139,877
                                                                   ------------
                       Total Indonesia                                  454,665
                                                                   ------------
                       ISRAEL: 2.60%
     6,800      @      Check Point Software Technologies                 92,208
     5,500             Teva Pharmaceutical Industries ADR               367,290
                                                                   ------------
                       Total Israel                                     459,498
                                                                   ------------
                       MALAYSIA: 6.94%
   123,000             Gamuda Berhad                                    202,303
    50,000             Genting Berhad                                   192,105
    82,000             Malayan Banking Berhad                           189,895
    95,000      @      Malaysian Airline System Berhad                   89,000
   100,000      @      New Straits Times Press Berhad                   155,263
    57,000             Perusahaan Otomobil Nasional                     143,250
   281,000             Public Bank Berhad                               255,858
                                                                   ------------
                       Total Malaysia                                 1,227,674
                                                                   ------------
                       MEXICO: 9.50%
   106,800      @      Alfa SA de C.V.                                  179,928
     4,814             America Movil SA de C.V. ADR                      64,508
    37,563             Cemex SA de C.V.                                 198,513
    45,000      @      Corp. GEO SA de C.V.                              92,509
     3,235             Fomento Economico Mexicano SA de C.V. ADR        126,877
    10,000             Grupo Aeroportuario del Sureste SA
                         de C.V. ADR                                    129,000
   139,000      @      Grupo Financiero BBVA Bancomer                   113,324
     2,890      @      Grupo Televisa SA ADR                            108,028
    13,800             Telefonos de Mexico SA de C.V. ADR               442,704
    11,315             TV Azteca SA de C.V. ADR                          77,055
    64,068             Wal-Mart de Mexico SA de C.V.                    147,770
                                                                   ------------
                       Total Mexico                                   1,680,216
                                                                   ------------
                       PERU: 0.62%
     4,300             Cia de Minas Buenaventura SA ADR                 110,080
                                                                   ------------
                       Total Peru                                       110,080
                                                                   ------------
                       POLAND: 1.11%
     8,500             Bank Pekao SA GDR                                195,500
                                                                   ------------
                       Total Poland                                     195,500
                                                                   ------------
                       RUSSIA: 5.05%
     3,400      A      LUKOIL ADR                                       223,074
     3,300             Mobile Telesystems ADR                            99,957
     5,500      A      Sibneft ADR                                       99,000
     5,000             Surgutneftegaz ADR                                95,500
     2,400      A      YUKOS ADR                                        333,600
       300             YUKOS GDR                                         42,000
                                                                   ------------
                       Total Russia                                     893,131
                                                                   ------------
                       SOUTH AFRICA: 6.49%
    43,000             ABSA Group Ltd.                                  134,639
     5,000             Anglo American Platinum Corp. Ltd.               195,275
     8,000             Gold Fields Ltd. ADR                              89,760
    12,000             Nedcor Ltd.                                      135,391
    16,000             Sappi Ltd.                                       223,722
    25,000             Sasol Ltd.                                       265,188
    34,000             Standard Bank Group Ltd.                         104,918
                                                                   ------------
                       Total South Africa                             1,148,893
                                                                   ------------
                       SOUTH KOREA: 23.57%
       700             Cheil Communications, Inc.                        73,317
     7,000             Daishin Securities Co.                           108,811
    14,000             Hana Bank                                        200,166
    11,500             Hotel Shilla Co.                                  60,129
     3,000             Hyundai Department Store Co. Ltd.                 91,521
    11,000             Hyundai Motor Co.                                330,549
     7,473             Kookmin Bank                                     362,779
    14,600             Korea Electric Power Corp.                       266,999
     1,500             KT Corp.                                          60,224
     8,050             KT Corp. ADR                                     174,283
     5,500             LG Chemicals Ltd.                                198,878
     1,200             POSCO                                            133,167
     3,450             Samsung Electro-Mechanics                        167,195
     4,950             Samsung Electronics                            1,353,741
     4,500             Samsung Securities Co. Ltd.                      128,678
       950             Shinsegae Co. Ltd.                               161,097
     1,330             SK Telecom Co. Ltd.                              297,951
                                                                   ------------
                       Total South Korea                              4,169,485
                                                                   ------------

                 See Accompanying Notes to Financial Statements

ING VP
Emerging
Markets
Fund, Inc.
        PORTFOLIO OF INVESTMENTS as of June 30, 2002 (Unaudited) (Cont.)
--------------------------------------------------------------------------------
Shares                                                                 Value
--------------------------------------------------------------------------------
                       TAIWAN: 12.90%
    29,000             Asustek Computer, Inc.                      $     87,234
    13,000             Asustek Computer, Inc. GDR                        38,350
   286,000      @      Chinatrust Financial Holding Co.                 252,529
    28,200      @      Compal Electronics, Inc. GDR                     112,800
    16,000             Compal Electronics, Inc.                          15,373
   398,000             Evergreen Marine Corp.                           194,175
   313,000             Formosa Chemicals & Fibre Co.                    284,801
     7,200             HON HAI Precision Industry GDR                    59,040
    20,000             HON HAI Precision Industry                        81,712
    46,200             Synnex Technology Intl. Corp. GDR                212,520
    25,300             Synnex Technology Intl. Corp.                     29,003
     9,350      @      Taiwan Semiconductor Manufacturing Co.
                         Ltd. ADR                                       121,550
   185,900      @      Taiwan Semiconductor Manufacturing
                         Co. Ltd.                                       378,366
     4,400    @, A     United Microelectronics Corp. ADR                 32,340
   221,000      @      United Microelectronics Corp.                    265,253
   189,000      @      Yuanta Core Pacific Securities Co.               117,100
                                                                   ------------
                       Total Taiwan                                   2,282,146
                                                                   ------------
                       THAILAND: 3.04%
    58,500      @      Bangkok Bank PCL                                  96,421
    18,500             BEC World PCL                                    106,833
    70,000      @      Land & House Pub Co. Ltd.                        132,218
   188,000      @      National Finance PCL                              72,377
     5,000             Siam Cement PCL                                  129,451
                                                                   ------------
                       Total Thailand                                   537,300
                                                                   ------------
                       TURKEY: 1.19%
43,999,998      @      Sabanci Holding                                  108,231
23,000,000             Turkcell Iletisim Hizmet AS                      101,545
                                                                   ------------
                       Total Turkey                                     209,776
                                                                   ------------
                       Total Common Stock
                         (Cost $15,076,235)                          15,916,331
                                                                   ------------
PREFERRED STOCK: 9.82%
                       BRAZIL: 7.59%
 1,338,507             Banco Itau SA                                     75,702
     1,910             Brasil Telecom Participacoes SA ADR               54,072
     6,755             Cia de Bebidas das Americas ADR                  104,973
    12,095             Cia Energetica de Minas Gerais ADR               135,948
     4,050      @      Cia Vale do Rio Doce ADR                         112,063
 3,703,100             Eletropaulo Metropolitana de Sao Paulo SA         57,530
     4,364             Empresa Brasileira de Aeronautica SA ADR          93,390
    22,200             Gerdau SA ADR                                    231,990
    19,590             Petroleo Brasileiro SA ADR                       340,866
    13,785      A      Tele Norte Leste Participacoes SA ADR            137,161
                                                                   ------------
                       Total Brazil                                   1,343,695
                                                                   ------------
                       RUSSIA: 2.23%
    19,000      A      Surgutneftegaz ADR                               394,250
                                                                   ------------
                       Total Russia                                     394,250
                                                                   ------------
                       Total Preferred Stock
                         (Cost $ 2,019,910)                           1,737,945
                                                                   ------------
WARRANTS: 0.91%
                       TAIWAN: 0.91%
    38,000             Merrill-Fubon Financial, Exp. 02/28/03            25,194
   135,000             Merrill-Fubon Financial, Exp. 08/29/02           135,000
                                                                   ------------
                       Total Taiwan                                     160,194
                                                                   ------------
                       Total Warrants
                         (Cost $153,784)                                160,194
                                                                   ------------
                       Total Investments in Securities
                         (Cost $ 17,249,929)*             100.69%  $ 17,814,470
                       Other Assets and Liabilities-Net    -0.69%      (122,354)
                                                          ------   ------------
                       Net Assets                         100.00%  $ 17,692,116
                                                          ======   ============

@    Non-income producing security
ADR  American Depository Receipt
GDR  Global Depository Receipt
A Loaned security, a portion or all of the security is on loan at June 30, 2002.
# Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
* Cost for federal income tax purposes is the same as for financial statement purposes. Net unrealized appreciation consists of:

                       Gross Unrealized Appreciation               $  2,220,418
                       Gross Unrealized Depreciation                 (1,655,877)
                                                                   ------------
                       Net Unrealized Appreciation                 $    564,541
                                                                   ============

                 See Accompanying Notes to Financial Statements

ING VP
Emerging
Markets
Fund, Inc.
        PORTFOLIO OF INVESTMENTS as of June 30, 2002 (Unaudited) (Cont.)
--------------------------------------------------------------------------------

                                                                  Percentage of
Industry                                                           Net Assets
--------                                                           ----------
Advertising                                                           0.41%
Aerospace/Defense                                                     0.53%
Agriculture                                                           0.95%
Airlines                                                              0.50%
Auto Manufacturers                                                    2.68%
Banks                                                                13.80%
Beverages                                                             1.31%
Building Materials                                                    1.85%
Chemicals                                                             3.69%
Commercial Services                                                   1.71%
Computers                                                             2.89%
Diversified Financial Services                                        3.96%
Electric                                                              3.85%
Electronics                                                           1.65%
Engineering & Construction                                            1.87%
Forest Products & Paper                                               1.26%
Holding Companies-Diversified                                         2.60%
Home Builders                                                         1.27%
Internet                                                              0.52%
Iron/Steel                                                            2.68%
Lodging                                                               1.43%
Media                                                                 2.53%
Mining                                                                2.87%
Oil & Gas                                                            11.02%
Pharmaceuticals                                                       3.40%
Real Estate                                                           0.50%
Retail                                                                3.50%
Semiconductors                                                       12.16%
Software                                                              0.36%
Telecommunications                                                   11.84%
Transportation                                                        1.10%
Other Assets and Liabilities, Net                                   -0.69%
                                                                   -------
Net Assets                                                          100.00%
                                                                   =======

                 See Accompanying Notes to Financial Statements

                   SHAREHOLDER MEETING INFORMATION (Unaudited)
--------------------------------------------------------------------------------

A special meeting of shareholders of the ING Retail Funds (formerly Pilgrim Retail funds) and Variable Products held February 21, 2002, at the offices of ING Funds, 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258.

A brief description of each matter voted upon as well as the results are outlined below:

                                            Shares voted
                                Shares       against or       Shares        Total
                               voted for      withheld      abstained    shares voted
                               ---------      --------      ---------    ------------
ING VP Emerging Markets Fund (formerly Pilgrim Emerging Markets Fund)

1. To elect twelve (12) members of the Boards of Directors/Trustees to hold office until the election and qualification of their successors.

     Paul S. Doherty           3,190,393      183,311            --       3,373,704
     J. Michael Earley         3,191,611      182,093            --       3,373,704
     R. Barbara Gitenstein     3,188,378      185,326            --       3,373,704
     Walter H. May             3,187,315      186,389            --       3,373,704
     Thomas J. McInerney       3,178,962      194,742            --       3,373,704
     Jock Patton               3,183,256      190,448            --       3,373,704
     David W.C. Putnam         3,184,642      189,062            --       3,373,704
     Blaine E. Rieke           3,176,010      197,694            --       3,373,704
     Robert C. Salipante       3,188,013      185,691            --       3,373,704
     John G. Turner            3,191,611      182,093            --       3,373,704
     Roger B. Vincent          3,187,214      186,490            --       3,373,704
     Richard A. Wedemeyer      3,185,151      188,553            --       3,373,704

3.   To confirm KPMG as current independent auditors of certain Funds.

                               3,051,649      218,390       103,665       3,373,704

4. Such other business as may properly come before the Special Meeting or any adjournment(s) or postponement(s) thereof.

                               2,886,480      329,645       157,579       3,373,704

              DIRECTOR/TRUSTEE AND OFFICER INFORMATION (Unaudited)
--------------------------------------------------------------------------------

The business and affairs of the Fund are managed under the direction of the Fund's Board of Directors/Trustees. Information pertaining to the Directors/Trustees and Officers of the Fund is set forth below:

                                                                                               Number of
                                             Term of             Principal                   Porfolios in            Other
                              Position(s)  Office and           Occupation(s)                Fund Complex        Directorships
      Name, Address            Held with    Length of            during the                   Overseen by           held by
         and Age                 Fund      Time Served         Past Five Years              Director/Trustee    Director/Trustee
         -------                 ----      -----------         ---------------              ----------------    ----------------
Independent Directors/Trustees:

Paul S. Doherty               Director/    10-29-99 to  Retired. Mr. Doherty was formerly         106         Mr. Doherty is a
7337 E. Doubletree Ranch Rd.  Trustee        Present    President and Partner, Doherty,                       Trustee of the GCG
Scottsdale, AZ 85258                                    Wallace, Pillsbury and Murphy,                        Trust (February 2002
Age: 67                                                 P.C.,Attorneys (1996 to 2001); a                      to present).
                                                        Director of Tambrands, Inc. (1993 to
                                                        1998); and a Trustee of each of the
                                                        funds managed by Northstar
                                                        Investment Management
                                                        Corporation (1993 to 1999).

J. Michael Earley             Director/    2-22-02 to   President and Chief Executive             106         Mr. Earley is a
7337 E. Doubletree Ranch Rd.  Trustee       Present     Officer of Bankers Trust Company,                     Trustee of the GCG
Scottsdale, AZ 85258                                    N.A. (1992 to present).                               Trust (1997 to
Age: 56                                                                                                       present).

R. Barbara Gitenstein         Director/    2-22-02 to   President of the College of New           106         Dr. Gitenstein is a
7337 E. Doubletree Ranch Rd.  Trustee       Present     Jersey (1999 to present); Executive                   Trustee of the GCG
Scottsdale, AZ 85258                                    Vice President and Provost at Drake                   Trust (1997 to
Age: 53                                                 University (1992 to 1998).                            present).

Walter H. May                 Director/    10-29-99 to  Retired. Mr. May was formerly             106         Mr. May is a Trustee
7337 E. Doubletree Ranch Rd.  Trustee       Present     Managing Director and Director of                     for the Best Prep
Scottsdale, AZ 85258                                    Marketing for Piper Jaffray, Inc. (an                 Charity (1991 to
Age: 65                                                 investment banking/underwriting                       present) and the GCG
                                                        firm). Mr. May was formerly a                         Trust (February 2002
                                                        Trustee of each of the funds                          to present).
                                                        managed by Northstar Investment
                                                        Management Corporation (1996 to
                                                        1999).

Jock Patton                   Director/    8-28-95 to   Private Investor. Mr. Patton was          106         Mr. Patton is a
7337 E. Doubletree Ranch Rd.  Trustee       Present     formerly Director and Chief                           Trustee of the GCG
Scottsdale, AZ 85258                                    Executive Officer of Rainbow                          Trust (February 2002
Age: 56                                                 Multimedia Group, Inc. (January                       to present); He is
                                                        1999 to December 2001); Director                      also Director of
                                                        of Stuart Entertainment, Inc.;                        Hypercom, Inc. and JDA
                                                        Directory of Artisoft, Inc. (1994 to                  Software Group, Inc.
                                                        1998); President and co-owner of                      (January 1999 to
                                                        StockVal, Inc. (November 1992 to                      present); National
                                                        June 1997) and a Partner and                          Airlines, Inc.; and BG
                                                        Director of the law firm of Streich                   Associates, Inc.
                                                        Lang, P.A. (1972 to 1993).

David W.C. Putnam             Director/    10-29-99 to  President and Director of F.L.            106         Mr. Putnam is a
7337 E. Doubletree Ranch Rd.  Trustee       Present     Putnam Securities Company, Inc.                       Trustee of GCG Trust
Scottsdale, AZ 85258                                    and its affiliates. Mr. Putnam is also                (February 2002 to
Age: 62                                                 President, Secretary and Trustee of                   present); Director of
                                                        The Principled Equity Market Fund.                    F.L. Putnam Securities
                                                        Mr. Putnam was formerly a                             Company, Inc. (June
                                                        Director/Trustee of Trust Realty                      1978 to present); F.L.
                                                        Corp., Anchor Investment Trust,                       Putnam Investment
                                                        Bow Ridge Mining Co., and each of                     Management Company
                                                        the funds managed by Northstar                        (December 2001 to
                                                        Investment Management                                 present); Asian
                                                        Corporation (1994 to 1999).                           American Bank and
                                                                                                              Trust Company (June
                                                                                                              1992 to present); and
                                                                                                              Notre Dame Health Care
                                                                                                              Center (1991 to
                                                                                                              present). He is also a
                                                                                                              Trustee of The
                                                                                                              Principled Equity
                                                                                                              Market Fund (November
                                                                                                              1996 to present);
                                                                                                              Progressive Capital
                                                                                                              Accumulation Trust
                                                                                                              (August 1998 to
                                                                                                              present); Anchor
                                                                                                              International Bond
                                                                                                              Trust (December 2000
                                                                                                              to present); F.L.
                                                                                                              Putnam Foundation
                                                                                                              (December 2000 to
                                                                                                              present); Mercy
                                                                                                              Endowment Foundation
                                                                                                              (1995 to present); and
                                                                                                              an Honorary Trustee of
                                                                                                              Mercy Hospital (1973
                                                                                                              to present).

             DIRECTOR/TRUSTEE AND OFFICER INFORMATION (Unaudited)
--------------------------------------------------------------------------------

                                                                                               Number of
                                             Term of             Principal                   Porfolios in            Other
                              Position(s)  Office and           Occupation(s)                Fund Complex        Directorships
      Name, Address            Held with    Length of            during the                   Overseen by           held by
         and Age                 Fund      Time Served         Past Five Years              Director/Trustee    Director/Trustee
         -------                 ----      -----------         ---------------              ----------------    ----------------
Blaine E. Rieke               Director/    2-26-01 to   General Partner of Huntington             106         Mr. Rieke is a
7337 E. Doubletree Ranch Rd.  Trustee       Present     Partners, an investment                               Director/Trustee of
Scottsdale, AZ 85258                                    partnership (1997 to present).                        the Morgan Chase Trust
Age: 68                                                 Mr. Rieke was formerly Chairman                       Co. (January 1998 to
                                                        and Chief Executive Officer of                        present) and the GCG
                                                        Firstar Trust Company (1973 to                        Trust (February 2002
                                                        1996). Mr. Rieke was formerly                         present).
                                                        the Chairman of the Board and
                                                        a Trustee of each of the funds
                                                        managed by ING Investment
                                                        Management Co. LLC. (1998 to
                                                        2001).

Roger B. Vincent              Director/    2-22-02 to   President of Springwell                   106         Mr. Vincent is a
7337 E. Doubletree Ranch Rd.  Trustee       Present     Corporation, a corporate advisory                     Trustee of the GCG
Scottsdale, AZ 85258                                    firm (1989 to present). Mr. Vincent                   Trust (1994 to
Age: 56                                                 was formerly a Director of Tatham                     present) and a
                                                        Offshore, Inc. (1996 to 2000) and                     Director of AmeriGas
                                                        Petrolane, Inc. (1993 to 1995).                       Propane, Inc. (1998 to
                                                                                                              present).

Richard A. Wedemeyer          Director/    2-26-01 to   Vice President - Finance and              106         Mr. Wedemeyer is a
7337 E. Doubletree Ranch Rd.  Trustee       Present     Administration - of the Channel                       Trustee of Touchstone
Scottsdale, AZ 85258                                    Corporation, an importer of                           Consulting Group (1997
Age: 65                                                 specialty alloy aluminum products                     to present) and the
                                                        (1996 to present). Mr. Wedemeyer                      GCG Trust (February
                                                        was formerly Vice President -                         2002 to present
                                                        Finance and Administration - of
                                                        Performance Advantage, Inc., a
                                                        provider of training and
                                                        consultation services (1992 to 1996),
                                                        and Vice President - Operations and
                                                        Administration- of Jim Henson
                                                        Productions (1979 to 1997). Mr.
                                                        Wedemeyer was a Trustee of each
                                                        of the funds managed by ING
                                                        Investment Management Co. LLC.
                                                        (1998 to 2001).

             DIRECTOR/TRUSTEE AND OFFICER INFORMATION (Unaudited)
--------------------------------------------------------------------------------

                                                                                               Number of
                                             Term of             Principal                   Porfolios in            Other
                              Position(s)  Office and           Occupation(s)                Fund Complex        Directorships
      Name, Address            Held with    Length of            during the                   Overseen by           held by
         and Age                 Fund      Time Served         Past Five Years              Director/Trustee    Director/Trustee
         -------                 ----      -----------         ---------------              ----------------    ----------------
Interested Directors:

R. Glenn Hilliard (1)         Director/    2-26-02 to   Chairman and CEO of ING Americas          106         Mr. Hilliard is a
ING Americas                  Trustee       Present     and a member of its Americas                          Trustee of the GCC
5780 Powers Ferry Road, NW                              Executive Committee (1999 to                          Trust (February 2002
Atlanta, GA 30327                                       present). Mr. Hilliard was                            to present). Mr.
Age: 59                                                 formerly Chairman and CEO of ING                      Hilliard also serves
                                                        North America, encompassing the                       as a member of the
                                                        U.S., Mexico and Canada regions                       Board of Directors of
                                                        (1994 to 1999).                                       the Clemson University
                                                                                                              Foundation, the Board
                                                                                                              of Concilors for the
                                                                                                              Carter Center, a
                                                                                                              Trustee of the
                                                                                                              Woodruff Arts Center
                                                                                                              and also on the Board
                                                                                                              of Directors for the
                                                                                                              High Museum of Art.

Thomas J. McInerey (2)        Director/    2-26-01 to   Chief Executive Officer, ING U.S.         156         Mr. McInerney serves
7337 E. Doubletree Ranch Rd.  Trustee       Present     Financial Services (October 2001 to                   as a Director/Trustee
Scottsdale, AZ 85258                                    present); President, Chief Executive                  of Aeltus Investment
Age: 45                                                 Officer, and Director of Northern                     Management, Inc. (1997
                                                        Life Insurance Company (2001 to                       to present); each of
                                                        present); and President and Director                  the Aetna Funds (April
                                                        of Aetna Life Insurance and                           2002 to present);
                                                        Annuity Company (1997 to present),                    Ameribest Life
                                                        Aetna Retirement Holdings, Inc.                       Insurance Co. (2001 to
                                                        (1997 to present), Aetna Investment                   present); Equitable
                                                        Adviser Holding Co. (2000 to                          Life Insurance Co.
                                                        present), and Aetna Retail Holding                    (2001 to present);
                                                        Company (2000 to present). Mr.                        First Columbine Life
                                                        McInerney was formerly General                        Insurance Co. (2001 to
                                                        Manager and Chief Executive                           present); Golden
                                                        Officer of ING Worksite Division                      American Life
                                                        (since December 2000 to October                       Insurance Co. (2001 to
                                                        2001); President of Aetna Financial                   present); Life
                                                        Services (August 1997 to December                     Insurance Company of
                                                        2000); Head of National Accounts                      Georgia (2001 to
                                                        and Core Sales and Marketing for                      present); Midwestern
                                                        Aetna U.S. Healthcare (April 1996                     United Life Insurance
                                                        to March 1997); Head of Corporate                     Co. (2001 to present);
                                                        Strategies for Aetna Inc. (July 1995                  ReliaStar Life
                                                        to April 1996); and has held a                        Insurance Co. (2001 to
                                                        variety of line and corporate staff                   present); Security
                                                        positions since 1978.                                 Life of Denver (2001
                                                                                                              to present); Security
                                                                                                              Connecticut Life
                                                                                                              Insurance Co. (2001 to
                                                                                                              present); Southland
                                                                                                              Life Insurance Co.
                                                                                                              (2001 to present); USG
                                                                                                              Annuity and Life
                                                                                                              Company (2001 to
                                                                                                              present); United Life
                                                                                                              and Annuity Insurance
                                                                                                              Co. Inc (2001 to
                                                                                                              present); and the GCG
                                                                                                              Trust (February 2002
                                                                                                              to present). Mr.
                                                                                                              McInerney is a member
                                                                                                              of the Board of the
                                                                                                              National Commission on
                                                                                                              Retirement Policy, the
                                                                                                              Governor's Council on
                                                                                                              Economic
                                                                                                              Competitiveness and
                                                                                                              Technology of
                                                                                                              Connecticut, the Board
                                                                                                              of Directors of the
                                                                                                              Connecticut Business
                                                                                                              and Industry
                                                                                                              Association, the Board
                                                                                                              of Trustees of the
                                                                                                              Bushnell, the Board
                                                                                                              for the Connecticut
                                                                                                              Forum, and the Board
                                                                                                              of the Metro Hartford
                                                                                                              Chamber of Commerce,
                                                                                                              and is Chairman of
                                                                                                              Concerned Citizens for
                                                                                                              Effective Government.

John G. Turner (3)           Chairman and  10-29-99 to  President, Turner Investment              106         Mr. Turner serves as a
7337 E. Doubletree Ranch Rd.  Director/     Present     Company (since January 2002). Mr.                     member of the Board of
Scottsdale, AZ 85258          Trustee                   Turner was formerly Vice Chairman                     the GCG Trust. Mr.
Age: 62                                                 of ING Americas (2000 to 2001);                       Turner also serves as
                                                        Chairman and Chief Executive                          a Director of the
                                                        Officer of ReliaStar Financial Corp.                  Hormel Foods
                                                        and ReliaStar Life Insurance                          Corporation (May 2000
                                                        Company (1993 to 2000); Chairman                      to present), Shopko
                                                        of ReliaStar United Services Life                     Stores, Inc. (August
                                                        Insurance Company (1995 to 1998);                     1999 to present), and
                                                        Chairman of ReliaStar Life Insurance                  M.A. Mortenson Co.
                                                        Company of New York (1995 to 2001);                   (March 2002 to
                                                        Chairman of Northern Life Insurance                   present)
                                                        Company (1992 to 2000); Chairman and
                                                        Director/Trustee of the Northstar
                                                        affiliated investment companies
                                                        (1993 to 2001) and Director,
                                                        Northstar Investment Management
                                                        Corporation and its affiliates
                                                        (1993 to 1999).

(1) Mr. Hilliard is an "Interested person", as defined by the Investment Company Act of 1940, as amended (the "1940 Act"), because of his relationship with ING Americas, an affiliate of ING Investments, LLC.

(2) Mr. McInerney is an "interested person", as defined by the 1940 Act, because of his affiliation with ING U.S. Worksite Financial Services, an affiliate of ING Investments, LLC.

(3) Mr. Turner is an "interested person", as defined by the 1940 Act, because of his former affiliation with ING Americas, an affiliate of ING Investments, LLC.

             DIRECTOR/TRUSTEE AND OFFICER INFORMATION (Unaudited)
--------------------------------------------------------------------------------

                                                                                                 Principal
                                                         Term of Office                        Occupation(s)
      Name, Address                Position(s)           and Length of                          during the
         and Age                  Held with Fund          Time Served                         Past Five Years
         -------                  --------------          -----------                         ---------------
Officers:

James M. Hennessy                President, Chief        March 2002 to           President and Chief Executive Officer of ING
7337 E. Doubletree Ranch Rd.     Executive Officer,      Present (for the        Capital Corporation, LLC, ING Funds Services,
Scottsdale, AZ 85258             and Chief               ING Funds)              LLC, ING Advisors, Inc., ING Investments, LLC,
Age: 52                          Operating Officer                               Lexington Funds Distributor, Inc., Express
                                                                                 America T.C. Inc. and EAMC Liquidation Corp.
                                 President, Chief        February 2001 to        (since December 2001); Executive Vice
                                 Executive Officer,      March 2002 (for         President and Chief Operating Officer of ING
                                 and Chief               the Pilgrim Funds)      Quantitative Management, Inc. (since October
                                 Operating Officer                               2001) and ING Funds Distributor, Inc. (since
                                                                                 June 2000). Formerly, Senior Executive Vice
                                 Chief Operating         July 2000 to            President (June 2000 to December 2000) and
                                 Officer                 February 2001(for       Secretary (April 1995 to December 2000) of
                                                         the Pilgrim Funds)      ING Capital Corporation, LLC, ING Funds
                                                                                 Services, LLC, ING Investments, LLC, ING
                                                                                 Advisors, Inc., Express America T.C. Inc., and
                                                                                 EAMC Liquidation Corp.; and Executive Vice
                                                                                 President, ING Capital Corporation, LLC and its
                                                                                 affiliates (May 1998 to June 2000) and Senior
                                                                                 Vice President, ING Capital Corporation, LLC
                                                                                 and its affiliates (April 1995 to April 1998).

Stanley D. Vyner                 Executive Vice          March 2002 to           Executive Vice President of ING Advisors, Inc.
7337 E. Doubletree Ranch Rd.     President               Present (for the        and ING Investments, LLC (since July 2000) and
Scottsdale, Arizona 85258                                ING Funds)              Chief Investment Officer of the International
Age: 51                                                                          Portfolios, ING Investments, LLC (since July
                                 Executive Vice          July 1996 to            1996). Formerly, President and Chief Executive
                                 President               March 2002 (for         Officer of ING Investments, LLC (August 1996
                                                         the international       to August 2000).
                                                         portfolios of the
                                                         Pilgrim Funds)

Michael J. Roland                Executive Vice          March 2002 to           Executive Vice President, Chief Financial
7337 E. Doubletree Ranch Rd.     President,              Present (for the        Officer and Treasurer of ING Funds Services,
Scottsdale, AZ 85258             Assistant               ING Funds)              LLC, ING Funds Distributor, Inc., ING Advisors,
Age: 44                          Secretary and                                   Inc., ING Investments, LLC, ING Quantitative
                                 Principal Financial                             Management, Inc., Lexington Funds
                                 Officer                                         Distributor, Inc., Express America T.C. Inc. and
                                                                                 EAMC Liquidation Corp. (since December
                                 Senior Vice             June 1998 to            2001). Formerly, Senior Vice President, ING
                                 President and           March 2002 (for         Funds Services, LLC, ING Investments, LLC, and
                                 Principal Financial     the Pilgrim Funds)      ING Funds Distributor, Inc. (June 1998 to
                                 Officer                                         December 2001) and Chief Financial Officer
                                                                                 of Endeavor Group (April 1997 to June 1998).

Robert S. Naka                   Senior Vice             March 2002 to           Senior Vice President and Assistant Secretary
7337 E. Doubletree Ranch Rd.     President and           Present (for the        of ING Funds Services, LLC, ING Funds
Scottsdale, AZ 85258             Assistant               ING Funds)              Distributor, Inc., ING Advisors, Inc., ING
Age: 38                          Secretary                                       Investments, LLC, ING Quantitative
                                                                                 Management, Inc. (since October 2001) and
                                 Senior Vice             November 1999           Lexington Funds Distributor, Inc. (since
                                 President and           to March 2002           December 2001). Formerly, Vice President, ING
                                 Assistant               (for the Pilgrim        Investments, LLC (April 1997 to October 1999),
                                 Secretary               Funds)                  ING Funds Services, LLC (February 1997 to
                                                                                 August 1999) and Assistant Vice President,
                                 Assistant               July 1994 to            ING Funds Services, LLC (August 1995 to
                                 Secretary               November 1999           February 1997).
                                                         (for the Pilgrim
                                                         Funds)

Robyn L. Ichilov                 Vice President          March 2002 to           Vice President of ING Funds Services, LLC (since
7337 E. Doubletree Ranch Rd.     and Treasurer           Present (for the        October 2001) and ING Investments, LLC (since
Scottsdale, AZ 85258                                     ING Funds)              August 1997); Accounting Manager, ING
Age: 34                                                                          Investments, LLC (since November 1995).
                                 Vice President          May 1998 to
                                 and Treasurer           March 2002 (for
                                                         the Pilgrim Funds)

                                 Vice President          November 1997
                                                         to May 1998 (for
                                                         the Pilgrim Funds)

             DIRECTOR/TRUSTEE AND OFFICER INFORMATION (Unaudited)
--------------------------------------------------------------------------------

                                                                                                 Principal
                                                         Term of Office                        Occupation(s)
      Name, Address                Position(s)           and Length of                          during the
         and Age                  Held with Fund          Time Served                         Past Five Years
         -------                  --------------          -----------                         ---------------
Kimberly A. Anderson             Vice President          March 2002 to           Vice President for ING Quantitative
7337 E. Doubletree Ranch Rd.     and Secretary           Present (for the        Management, Inc. (since October 2001); Vice
Scottsdale, AZ 85258                                     ING Funds)              President and Assistant Secretary of ING Funds
Age: 37                                                                          Services, LLC, ING Funds Distributor, Inc., ING
                                                         February 2001 to        Advisors, Inc., ING Investments, LLC (since
                                                         March 2002(for          October 2001) and Lexington Funds Distributor,
                                                         the Pilgrim Funds)      Inc. (since December 2001). Formerly, Assistant
                                                                                 Vice President of ING Funds Services, LLC (November
                                                                                 1999 to January 2001) and has held various other
                                                                                 positions with ING Funds Services, LLC for more
                                                                                 than the last five years.

Lourdes R. Bernal                Vice President          March 2002 to           Vice President of ING Investments, LLC (since
7337 E. Doubletree Ranch Rd.                             Present (for            January 2002). Prior to joining ING
Scottsdale, AZ 85258                                     certain ING             Investments, LLC in 2002, Ms. Bernal was a Senior
Age: 32                                                  Funds)                  Manager in the Investment Management Practice,
                                                                                 PricewaterhouseCoopers LLP (July 2000 to December
                                                         February 2002 to        2001); Manager, PricewaterhouseCoopers LLP (July
                                                         Present (for the        1998 to July 2000); Manager, Coopers & Lybrand LLP
                                                         Pilgrim Funds)          (July 1996 to June 1998); Senior Associate,
                                                                                 Coopers & Lybrand LLP (July 1992 to June 1996);
                                                                                 and Associate, Coopers & Lybrand LLP (August 1990
                                                                                 to June 1992).

Todd Modic                       Assistant Vice          March 2002 to           Director of Financial Reporting of ING
7337 E. Doubletree Ranch Rd.     President               Present (for            Investments, LLC (since March 2001). Formerly,
Scottsdale, AZ 85258                                     certain ING             Director of Financial Reporting, Axient
Age: 34                                                  Funds)                  Communications, Inc. (May 2000 to January
                                                                                 2001) and Director of Finance, Rural/Metro
                                                         August 2001 to          Corporation (March 1995 to May 2000).
                                                         March 2002 (for
                                                         the Pilgrim Funds)

Maria M. Anderson                Assistant Vice          March 2002 to           Assistant Vice President of ING Funds Services,
7337 E. Doubletree Ranch Rd.     President               Present (for            LLC (since October 2001). Formerly, Manager
Scottsdale, AZ 85258                                     certain ING             of Fund Accounting and Fund Compliance, ING
Age: 43                                                  Funds)                  Investments, LLC (September 1999 to
                                                                                 November 2001); Section Manager of Fund
                                                         August 2001 to          Accounting, Stein Roe Mutual Funds (July 1998
                                                         March 2002 (for         to August 1999); and Financial Reporting
                                                         the Pilgrim Funds)      Analyst, Stein Roe Mutual Funds (August 1997
                                                                                 to July 1998).

Richard T. Saler                 Senior Vice             March 2002 to           Senior Vice President and Director of
7337 E. Doubletree Ranch Rd.     President and           Present (for            International Equity Investment Strategy of
Scottsdale, AZ 85258             Senior Portfolio        certain ING             ING Investments, LLC and ING Advisors,
Age: 40                          Manager                 Funds)                  Inc.(since October 2001). Formerly, Senior Vice
                                                                                 President and Director of International Equity
                                                         June 2000 to            Strategy, Lexington Management Corporation
                                                         March 2002 (for         (which was acquired by ING Investments, LLC 's
                                                         certain ING             parent company in July 2000) (1986 to July
                                                         Funds)                  2000).

Philip A. Schwartz               Senior Vice             March 2002 to           Senior Vice President and Director of
7337 E. Doubletree Ranch Rd.     President and           Present (for            International Equity Investment Strategy for
Scottsdale, AZ 85258             Senior Portfolio        certain ING             ING Investments, LLC and ING Advisors, Inc.
Age: 40                          Manager                 Funds)                  (since October 2001). Formerly, Senior Vice
                                                                                 President and Director of International Equity
                                                         June 2000 to            Strategy, Lexington Management Corporation
                                                         March 2002 (for         (which was acquired by ING Investments, LLC 's
                                                         certain ING             parent company in July 2000); Vice President of
                                                         Funds)                  European Research Sales, Cheuvreux de Virieu
                                                                                 in Paris and New York (prior to 1993).

INVESTMENT MANAGER

ING Investments, LLC
7337 E. Doubletree Ranch Road
Scottsdale, Arizona 85258

ADMINISTRATOR

ING Funds Services, LLC
7337 E. Doubletree Ranch Road
Scottsdale, Arizona 85258

TRANSFER AGENT

DST Systems, Inc.
P.O. Box 219368
Kansas City, Missouri 64141-6368

CUSTODIAN

Brown Brothers Harriman & Co.
40 Water Street Boston,
Massachusetts 02109

LEGAL COUNSEL

Dechert
1775 Eye Street, N.W.
Washington, D.C. 20006

INDEPENDENT AUDITORS

KPMG LLP
99 High Street
Boston, MA 02110-2371

Prospectus containing more complete information regarding the Fund, including charges and expenses, may be obtained by calling ING Funds Services at 1-800-992-0180. Please read the prospectus carefully before you invest or send money.

[LION LOGO]
 ING FUNDS                                                 VPEMFSAR063002-081502